Financial income and costs (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Financial income and costs [Abstract]
Interest income	$ 848,148	$ 637,977	$ 482,442
Income from interest in accounts receivable	8,961	8,357	7,492
Foreign exchange gain, net	230,532	297,463	95,447
Effects of valuation of derivative financial instruments	0	25,377	8,464
Financial income	1,087,641	969,174	593,845
Effects of valuation of derivative financial instruments	(84,094)	0	0
Interest expense and financial expenses on financial debt	(188,597)	(129,769)	(93,964)
Commissions and other financial expenses	(67,400)	(42,385)	(53,328)
Financial costs	(340,091)	(172,154)	(147,292)
Financial income, net	$ 747,550	$ 797,020	$ 446,553